Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 129,452
Cost of sales	(43,590)
Gross profit	85,862
Operating expenses:
Research and development	(120,278,023)	$ (39,341,518)	$ (32,149,157)
Selling, general and administrative	(21,575,921)	(12,049,518)	(6,380,144)
Loss from operations	(141,768,082)	(51,391,036)	(38,529,301)
Interest income	3,260,634	527,351	403,266
Interest expense	(39,672)
Changes in fair value of warrants		200,000	(1,920,000)
Other income	1,968,325	933,158	2,533,966
Other expense	(1,909,549)	(403,997)	(143)
Loss before income tax and share of loss from equity method investment	(138,488,344)	(50,134,524)	(37,512,212)
Income tax expense	0
Share of loss from equity method investment	(586,551)	(249,652)
Net loss	(139,074,895)	(50,384,176)	(37,512,212)
Net loss attributable to ordinary shareholders	$ (139,074,895)	$ (50,384,176)	$ (37,512,212)
Loss per share - basic and diluted	$ (2.64)	$ (2.32)	$ (3.97)
Weighted-average shares used in calculating net loss per ordinary share - basic and diluted	52,609,810	21,752,757	9,439,028